SCHEDULE OF FINANCIAL INFORMATION INVESTMENT IN ASSOCIATE (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Current assets	$ 2,848,569		$ 6,000,703		$ 3,662,975
Current liabilities	(551,496)		(606,622)		(709,169)
Non-current liabilities	(328,266)		(417,338)		$ (422,117)
Revenue	252,265	$ 324,387	69,501
Profit for the year	$ (3,107,812)	$ (3,996,336)	(2,521,861)	$ (4,133,170)
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Current assets			558,877
Non-current assets (including fair value of hospital license)			798,401
Current liabilities			(75,061)
Non-current liabilities			(177,468)
Adjusted net assets of the associate			1,104,749
Revenue			810,223
Profit for the year			$ 68,827